SEGMENT REPORTING (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Total net revenue	$ 49,010,391	$ 40,861,101	$ 132,218,141	$ 143,926,813	$ 187,173,834	$ 173,992,897	$ 140,235,922
Operating income (loss)	(5,367,590)	(6,097,350)	(30,809,825)	(20,768,410)	(28,686,762)	(65,693,323)	(50,229,706)
Grocery net revenue
Segment Reporting Information [Line Items]
Total net revenue	24,495,529		72,907,539
Home & Household
Segment Reporting Information [Line Items]
Total net revenue	12,628,647		40,874,517
Other net revenue (1)
Segment Reporting Information [Line Items]
Total net revenue	1,062,482		3,471,252
Retail
Segment Reporting Information [Line Items]
Total net revenue	38,186,658	40,861,101	117,253,308	143,926,813	187,173,834	173,692,897	140,235,922
Operating income (loss)	(15,644,223)	(5,435,916)	(44,416,754)	(18,944,236)	$ (26,244,100)	$ (63,082,583)	$ (50,229,706)
Software & Services
Segment Reporting Information [Line Items]
Total net revenue	10,823,733		14,964,833
Software & Services | Grocery net revenue
Segment Reporting Information [Line Items]
Total net revenue	0		0
Software & Services | Home & Household
Segment Reporting Information [Line Items]
Total net revenue	0		0
Software & Services | Other net revenue (1)
Segment Reporting Information [Line Items]
Total net revenue	0		0
Software & Services | Software & Services
Segment Reporting Information [Line Items]
Total net revenue	10,823,733	0	14,964,833	0
Operating income (loss)	$ 10,276,633	$ (661,434)	$ 13,606,929	$ (1,824,174)